PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2011	June 30, 2011
Leasehold improvement and equipment	$76,040	$19,195
Less: Accumulated depreciation	(20,482)	(19,195)
Net property and equipment	$55,558	$-

Depreciation expense for the three-month periods ending September 30, 2011 and 2010 was $1,287, and $975, respectively.

NOTE 5.  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2011	June 30, 2010
Office leasehold improvement and equipment	$19,195	$19,195
Less: Accumulated depreciation	(19,195)	(15,249)
Net property and equipment	$-	$3,946

Depreciation expense for the years ended June 30, 2011 and 2010 was $3,946 and $3,899, respectively.